Tax Receivable Agreement and Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 0	$ 0
State					0	0
Total current					0	0
Deferred:
Federal					5,192	205
State					940	363
Total deferred			$ 0	$ 6,132	6,132	568
Total income tax expense	$ 0	$ 6,606	$ 0	$ 6,132	$ 6,132	$ 568